UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	2 Months Ended	4 Months Ended
	Feb. 22, 2022	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net operating net loss adjustments related to discontinued operations	$ 5,000	$ 13,000